Description of Business - Additional Information (Details)			3 Months Ended	12 Months Ended
	Jul. 13, 2021 shares	Jun. 08, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) Business Center $ / shares shares	Dec. 31, 2021 USD ($) Center $ / shares shares	Dec. 31, 2020 USD ($)
Description Of Business [Line Items]
Cash consideration | $				$ 309,707,000	$ 2,566,000
Number of wholly owned operating multi-specialty medical centers | Center			48	45
Business Combination Agreement
Description Of Business [Line Items]
Number of additional business acquired | Business			3
Measurement period adjustments recognized | $			$ 0
Class A Common Stock
Description Of Business [Line Items]
Proceeds from the sale of Class A common stock, net of offering costs (in shares)	500,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001
Conversion basis				In addition, 3,593,750 shares of Class B Common Stock were converted, on a one-for-one basis, into shares of Class A Common Stock, and as of December 31, 2021, there were no shares of Class B Common Stock issued or outstanding.
Common stock, shares issued			87,367,972	87,367,972
Common stock, shares outstanding			87,367,972	87,367,972
Class A Common Stock | Business Combination Agreement
Description Of Business [Line Items]
Proceeds from the sale of Class A common stock, net of offering costs (in shares)		10,000,000
Class B Common Stock
Description Of Business [Line Items]
Common stock, shares issued				0
Common stock, shares outstanding				0
Private Placement | Class A Common Stock | Business Combination Agreement
Description Of Business [Line Items]
Common stock, par value | $ / shares		$ 0.0001
Conversion basis				all of the 3,593,750 issued and outstanding shares of Class B common stock of the Company, par value $0.0001 per share (“Class B Common Stock”), automatically converted, on a one-for-one basis, into shares of Class A Common Stock
Common stock, shares issued				3,593,750
Common stock, shares outstanding				3,593,750
Private Placement | Class B Common Stock | Business Combination Agreement
Description Of Business [Line Items]
Common stock, par value | $ / shares				$ 0.0001
CMG | Business Combination Agreement
Description Of Business [Line Items]
Percentage of equity interests acquired		100.00%
Cash consideration | $		$ 364,000,000
Purchase consideration, net | $		$ 229,400,000
Business combination purchase consideration percentage		68.00%
Adjustment escrow amounts | $		$ 500,000
Adjustment escrow amounts in cash | $		$ 340,000
Adjustment escrow amounts in shares (as a percent)		68.00%
CMG | Class A Common Stock | Business Combination Agreement
Description Of Business [Line Items]
Authorized earnout shares (in shares)		3,500,000
Adjustment escrow amounts in shares		16,000
Adjustment escrow amounts in shares (as a percent)		32.00%
CMG | Private Placement | Class A Common Stock | Business Combination Agreement
Description Of Business [Line Items]
Proceeds from the sale of Class A common stock, net of offering costs (in shares)		10,796,069
IMC
Description Of Business [Line Items]
Percentage of equity interests acquired		100.00%
Cash consideration | $		$ 172,302,000
Purchase consideration, net | $		$ 369,700,000
Reference price (in dollars per share) | $ / shares		$ 10.00
IMC | Business Combination Agreement
Description Of Business [Line Items]
Percentage of equity interests acquired		100.00%
IMC | Class A Common Stock
Description Of Business [Line Items]
Reference price (in dollars per share) | $ / shares		$ 14.92
IMC Parent | Business Combination Agreement
Description Of Business [Line Items]
Cash consideration | $		$ 250,000,000
Purchase consideration, net | $		$ 85,200,000
Business combination purchase consideration percentage		45.00%
Adjustment escrow amounts | $		$ 1,000,000.0
Adjustment escrow amounts in cash | $		$ 450,000
Adjustment escrow amounts in shares (as a percent)		45.00%
IMC Parent | Class A Common Stock | Business Combination Agreement
Description Of Business [Line Items]
Reference price (in dollars per share) | $ / shares		$ 10.00
Authorized earnout shares (in shares)		2,900,000
Adjustment escrow amounts in shares		55,000
Adjustment escrow amounts in shares (as a percent)		55.00%
IMC Parent | Private Placement | Class A Common Stock | Business Combination Agreement
Description Of Business [Line Items]
Proceeds from the sale of Class A common stock, net of offering costs (in shares)		10,412,023